Stockholders' Deficit	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Stockholders' Deficit

9. STOCKHOLDERS’ DEFICIT

In connection with the 2016 Merger and the retrospective application of the recapitalization of the Company, the par value of common stock of Valeritas Holdings, Inc. of $0.001 and the authorized shares of 300,000,000 common shares and 10,000,000 shares of blank check preferred stock with par value of $0.001 of Valeritas Holdings, Inc. became the capital structure of the Company. No preferred stock at Valeritas Holdings, Inc. has been issued.

Concurrently with the closing of the 2016 Merger, and as a condition to the 2016 Merger, the Company closed the Private Placement of approximately 635,000 shares of common stock of Valeritas Holdings at a purchase price of $40.00 per share, for proceeds of approximately $24.0 million, net of financing costs. Existing investors of the Company invested $20.0 million of the Private Placement. The pre-2016 Merger stockholders of the Company retained an aggregate of 125,000 shares of common stock.

Prior to the 2016 Merger and recapitalization, Valeritas recognized the following preferred stock transactions in private company shares:

Series D Convertible Preferred Stock

In January and February 2015, the Company sold 195,122 and 85,000 shares of Series D Preferred Stock for gross proceeds of $1.9 million and $0.8 million respectively. On May 18 and September 28, 2015, 514,321 and 3,001,526 shares of Series D and accrued PIK dividends were converted to common stock of Valeritas for not participating in the full pro-rata amount stated within the respective stock purchase agreements in the subsequent Series AA and Series AB financing. As of December 31, 2015, there were 1,340,865 Series D shares outstanding.

All Series D shares and common shares of Valeritas were canceled in connection with the 2016 Merger without consideration and have been retrospectively adjusted in these financial statements.

Series AA Convertible Preferred Stock

In May 2015, 16,000,000 shares of Series AA Preferred Stock were authorized and the Company raised gross proceeds of $15.2 million through the issuance of 12,145,168 shares of Series AA Preferred Stock. On September 28, 2015, 5,615,632 shares of Series AA were converted to common stock of Valeritas for not participating to the full pro-rata amount stated within respective stock purchase agreement in the subsequent Series AB financing. As of December 31, 2015, there were 6,529,536 shares of Series AA Preferred Stock outstanding.

All Series AA shares and common shares of Valeritas were canceled in connection with the 2016 Merger without consideration and have been retrospectively adjusted in these financial statements.

Series AB Convertible Preferred Stock

In September 2015, 9,600,000 shares of Series AB Preferred Stock were authorized and the Company raised $3.3 million, $2.8 million and $2.5 million in September, November and December 2015 respectively through the issuance of 2,614,767, 2,215,462 and 2,009,631 shares of Series AB Preferred Stock (77,973, 66,066 and 59,928 common shares of Valeritas Holdings, Inc. after the recapitalization), respectively. On January 29, 2016, the Company filed an Eighth Restated Certificate of Incorporation to increase the authorized number shares of Series AB Preferred Stock to 32,000,000.

The Company issued 4,655,430 shares of private company Series AB Preferred Stock (converted into 138,826 shares of common stock of Valeritas Holdings, Inc. as part of the 2016 Merger) on January 29, 2016 for gross proceeds of $5.8 million. During February, March and April of 2016, CRG exercised warrants with respect to 5,900,000 shares of private company Series AB Preferred Stock of Valeritas (converted into 175,934 shares of common stock of Valeritas Holdings, Inc. after the 2016 Merger) for gross proceeds of $7.4 million and $1.6 million of derivative liabilities. As of December 31, 2016, all shares of private company Series AB Preferred Stock outstanding was converted to common shares of Valeritas Holdings, Inc. All remaining derivative liabilities associated with the Series AB warrants were reclassified to equity upon cancellation.

Debt Conversion

CRG converted its outstanding accrued interest and prepayment premium of approximately $16.5 million into 8,609,824 shares of private company Series AB preferred stock and 4,649,859 shares of private company common stock. The shares of private company Series AB preferred stock were then converted into 256,744 shares of the Company’s common stock upon the 2016 Merger and all shares of the private company common stock were canceled upon the 2016 Merger.

Concurrently with the closing of the 2016 Merger on May 3, 2016, the Company restructured the WCAS Note. WCAS converted its outstanding accrued interest and fees of $2.1 million into 1,660,530 shares of private company Series AB Preferred Stock which were then converted into 49,526 shares of common stock of the Company upon the 2016 Merger. At the time of the debt restructuring, $0.7 million of remaining in debt issuance costs was extinguished and recorded against equity as the lender is also a stockholder of the Company.

Any amounts funded in connection with the original issuance of the private company common stock, Series D Preferred Stock and Series AA Preferred Stock have been retrospectively adjusted and accounted for as capital contributions as those classes of Valeritas stock did not receive common shares of Valeritas Holdings, Inc. in connection with the 2016 Merger. All share amounts for Series AB Preferred Stock have been retrospectively adjusted to common stock of Valeritas Holdings, Inc.

Equity Compensation Plans

Total stock-based compensation expense related to stock options and restricted stock was $3.8 million and $5.4 million for the years ended December 31, 2016 and 2015, respectively, and classified in the consolidated statements of operations as follows:

	Year Ended December 31,
(Dollars in thousands)	2016	2015
Cost of goods sold	$68	$191
Research and development expenses	526	1,238
General and administrative expenses	3,198	3,996

Total share-based compensation	$3,792	$5,425

Private Company Stock Options—2008 Plan

The 2008 Plan (the “2008 Plan”) is administered by the Compensation Committee of the Board of Directors. The 2008 Plan provides for the granting of incentive stock options, nonqualified stock options, stock awards, stock appreciation rights, and other equity awards to employees, consultants, advisors, and nonemployee members of the Board of Directors. The entirety of the 2008 Plan was transferred to Holdings LLC as part of the 2014 Reorganization (see note 1). Options outstanding, vesting provisions and all terms of the 2008 Plan remained intact. The existing options were exercisable for Holdings LLC units in the same proportion within the plan as they had been just prior to the transfer. Individuals holding options in the 2008 Plan are all employees of Valeritas and as such Valeritas continues to benefit from their employment and accordingly, continues to recognize the compensation expense associated with those options in its Consolidated Statements of Operations and provide all required disclosures in the notes to the consolidated financial statements.

The final option grant under the 2008 Plan was made on May 27, 2014. No awards were issued in 2015 or 2016 under this plan. Valeritas recognized share based compensation expense related to awards issued under the 2008 Plan for the years ended December 31, 2016 and 2015 of $0.2 million and $1.9 million respectively.

Holdings LLC was dissolved on March 7, 2016 and the 2008 Plan was terminated. All outstanding options of 20,307,149 units were cancelled. As a result of the cancellation of the plans, Valeritas recognized a one-time expense of $0.9 million during 2016.

Stock option activity under the 2008 Plan for the years ended December 31, 2015 and 2016 was as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining life	Aggregate intrinsic value
Outstanding—December 31, 2014	21,657,682	$1.33	6.85 years	$–
Canceled/forfeited	(1,350,532)	1.74	–	–

Outstanding—December 31, 2015	20,307,149	1.30	5.75 years	–
Canceled/forfeited	(20,307,149)	1.30	–	–

Outstanding—December 31, 2016	–	$–	–	$–

Private Company Stock Options—2014 Plan

Valeritas has a 2014 Equity Compensation Plan (the “2014 Plan”), which is administered by the Compensation Committee of the Board of Directors. The 2014 Plan provides for the granting of incentive stock options, nonqualified stock options, stock awards, stock appreciation rights, and other equity awards to employees, consultants, advisors, and nonemployee members of the Board of Directors. The exercise price of stock options or stock appreciation rights must be equal to or greater than the fair market value at the time of the grant. Options vest as determined by the Compensation Committee and as specified in the individual grant instrument. Options granted have initial vesting periods that vary for each grantee with monthly vesting thereafter. Options expire ten years from the date of the grant.

The fair value of each option award is estimated on the date of grant using the Black Scholes option pricing model. The fair value is then amortized on a straight-line basis over the requisite service period of the awards, which is generally the vesting period. Use of a valuation model requires management to make certain assumptions with respect to selected model inputs. Expected volatility was estimated based on historical volatility of publically traded companies that are similar to Valeritas. The expected term was estimated based on managements’ knowledge and expectations, and issuances at similar public companies. The risk-free interest rate is based on U.S. Treasury zero-coupon issues with a term which approximates the expected term of the option.

The weighted average assumptions used in the Black Scholes option pricing model related to awards issued under the 2014 Plan for the year ended December 31, 2015 are as follows:

Year Ended December 31, 2015
Dividend yield	–
Expected volatility	80%
Risk-free rate of return	1.7%
Expected term (years)	6.0

Valeritas recognized share based compensation expense related to awards issued under the 2014 Plan for the years ended December 31, 2015 and 2016 of $3.5 million and $0.7 million, respectively. As of December 31, 2015, there remained $1.7 million of unrecognized share-based compensation expense related to unvested stock options issued under the 2014 Plan to be recognized as expense over a weighted average period of 1.29 years.

Stock option activity under the 2014 Plan for the years ended December 31, 2015 and 2016 was as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining life	Aggregate intrinsic value (in thousands)
Outstanding—December 31, 2014	1,161,308	$11.21	9.59 years	$1,827
Granted	6,616	12.78	–	–
Exercised	–	–	–	–
Canceled/forfeited	(52,089)	11.26	–	–

Outstanding—December 31, 2015	1,115,855	11.23	8.59 years	–
Canceled/forfeited	(1,115,855)	–	–	–

Outstanding—December 31, 2016	–	$–	–	$–

There have been no option exercises under the 2014 Plan. No options were issued during 2016 under this plan. The 2014 Plan was terminated on May 3, 2016 and all outstanding options then were cancelled. On May 3, 2016, the 2014 Plan was terminated and all options outstanding thereunder were cancelled. As a result of the cancellation of the plan, the Company recognized a one-time expense of $0.7 million during 2016.

2016 Employee Equity Compensation Plan

The 2016 Employee Equity Compensation plan (the “2016 Plan”) was established concurrently with the 2016 Merger on May 3, 2016. The 2016 Plan permits the Company to grant cash, stock and stock-based awards to its employees, consultants and directors. The 2016 Plan includes (i) the discretionary grant program under which eligible persons may be granted options, including incentive stock options, or ISOs, and nonqualified stock options, or NSOs, or stock appreciation rights, or SARs; (ii) the stock issuance program under which eligible persons may be issued direct stock, restricted stock awards, restricted stock units, performance shares or other stock-based awards; and (iii) the incentive bonus program under which eligible persons may be issued performance unit awards, dividend equivalent rights or cash incentive awards. At December 31, 2016, an aggregate of 73,513 shares of the Company’s common stock were available for issuance under this plan. Pursuant to the 2016 Plan, the amount of shares available for issuance under the 2016 Plan automatically increased to 139,097 effective as of January 1, 2017.

The options generally vest over a period of three or four years, and options that lapse or are forfeited are available to be granted again. The contractual life of all options is ten years from the date the option begin to vest. The restricted stock awards vest on the first, second and third anniversaries of the original grant date. The Company recognizes compensation expense on all of these awards on a straight-line basis over the vesting period. The fair value of the award is determined based on the market value of the underlying stock price at the grant date.

The 2016 Plan stock option activity for the year ended December 31, 2016 was as follows:

	Shares	Weighted- average exercise price	Weighted- average contractual life	Aggregate intrinsic value (dollars in thousands)
Options outstanding at December 31, 2015	–	$–	–	$–
Granted	260,725	40.16	10.0 years	37
Exercised	–	–	–	–
Forfeited / Cancelled	(7,875)	40.00	–	–
Expired	–	–	–	–

Options outstanding at December 31, 2016	252,850	40.16	9.41 years	37
Options vested and exercisable as of December 31, 2016	1,484	40.00	9.37 years	–
Options vested and expected to vest as of December 31, 2016 *	194,762	$40.16	9.40 years	$28

*	In addition to the vested options, the Company expects a portion of the unvested options to vest at some point in the future. Options expected to vest are calculated by applying an estimated forfeiture rate of 23.1% to the unvested options.

Share based compensation related to options issued under 2016 Plan was $1 million for the year ended December 31, 2016. The weighted average grant date fair value per share of options granted under the 2016 Plan during the year ended December 31, 2016 was $24.56. The total grant date fair value of options that vested during the year ended December 31, 2016 was less than $0.1 million. There have been no option exercises under the 2016 Plan. As of December 31, 2016, there remained $3.7 million of unrecognized share-based compensation expense related to unvested stock options issued under the 2016 Plan to be recognized as expense over a weighted average period of 2.36 years.

The fair value of the options at the date of issuance was estimated to be $6.5 million, based on the Black Scholes option pricing model. Key assumptions used to apply this model upon issuance were as follows:

Weighted Average on Grant Date
Dividend yield	–
Expected volatility	67.04%
Risk-free rate of return	1.44%
Expected term (years)	6.12
Fair value per share	$24.56

During the second and third quarters of 2016, the Company issued restricted stock awards to employees and key consultants. The majority of the grants vest on the first, second and third anniversaries of the original grant date. The Company recognizes compensation expense on all of these awards on a straight-line basis over the vesting period. The fair value of the award is determined based on the market value of the underlying stock price at the grant date.

The amount of time-based restricted stock compensation recognized during a period is based on the value of the portion of the awards that are ultimately expected to vest. Forfeitures are required to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company currently expects, based on historical analysis, an annual forfeiture rate of approximately 23.1%. This assumption is reviewed periodically and the rate is adjusted as necessary. Ultimately, the actual expense recognized over the vesting period will only be for those awards that vest. Restricted stock award activity for the year ended December 31, 2016 is as follows:

Time-Based Restricted Stock Awards
Non-vested awards outstanding at December 31, 2015	–
Awards granted	56,693
Awards vested and issued	(6,093)
Awards forfeited	(1,963)

Non-vested awards outstanding at December 31, 2016	48,637

Share based compensation related to restricted stock issued under 2016 Plan was $0.6 million for the year ended December 31, 2016. The fair value of the restricted stock on the date of issuance was estimated to be $2.3 million and $1.2 million remains in unrecognized compensation related to these awards.